UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    TCS Capital Management, LLC
Address: 888 Seventh Avenue
         Suite 1504
         New York, New York  10019

13F File Number:  028-10918

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Eamon Smith
Title:     Chief Financial Officer
Phone:     212.621.8771

Signature, Place, and Date of Signing:

 /s/ Eamon Smith     New York, New York/USA     August 14, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    42

Form 13F Information Table Value Total:    $149,145 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACQUITY GROUP LTD              SPONSORED ADR    00489C103     7341   745318 SH       SOLE                   745318
AKAMAI TECHNOLOGIES INC        COM              00971T101     3226   101600 SH       SOLE                   101600
ANCESTRY COM INC               COM              032803108     3271   118800 SH       SOLE                   118800
ANGIES LIST INC                COM              034754101    16410  1035960 SH       SOLE                  1035960
APPLE INC                      COM              037833100     5840    10000 SH       SOLE                    10000
ASIA ENTN & RESOURCES LTD      SHS              G0539K108     2383   589910 SH       SOLE                   589910
BAIDU INC                      SPON ADR REP A   056752108     3162    27500 SH       SOLE                    27500
CORELOGIC INC                  COM              21871D103     1849   101000 SH       SOLE                   101000
CORNERSTONE ONDEMAND INC       COM              21925Y103     3667   154000 SH       SOLE                   154000
DEX ONE CORP                   COM              25212W100     1541  1665954 SH       SOLE                  1665954
DIGITALGLOBE INC               COM NEW          25389M877      865    57080 SH       SOLE                    57080
DISH NETWORK CORP              CL A             25470M109     1784    62500 SH       SOLE                    62500
FOCUS MEDIA HLDG LTD           SPONSORED ADR    34415V109     2348   100000 SH       SOLE                   100000
GEEKNET INC                    COM NEW          36846Q203    12563   633841 SH       SOLE                   633841
GROUPON INC                    COM CL A         399473107     3189   300000 SH       SOLE                   300000
INFORMATION SERVICES GROUP I   COM              45675Y104      378   295000 SH       SOLE                   295000
INTERDIGITAL INC               COM              45867G101     3010   102000 SH       SOLE                   102000
JIVE SOFTWARE INC              COM              47760A108     3563   169750 SH       SOLE                   169750
KENEXA CORP                    COM              488879107       49     1700 SH       SOLE                     1700
LEAP WIRELESS INTL INC         COM NEW          521863308     6119   951600 SH       SOLE                   951600
MCCLATCHY CO                   CL A             579489105     3606  1638943 SH       SOLE                  1638943
METROPCS COMMUNICATIONS INC    COM              591708102     3219   532000 SH       SOLE                   532000
MIPS TECHNOLOGIES INC          COM              604567107     8338  1250000 SH       SOLE                  1250000
MOVE INC                       COM NEW          62458M207     5287   581636 SH       SOLE                   581636
NETFLIX INC                    COM              64110L106     3417    49900 SH       SOLE                    49900
NII HLDGS INC                  CL B NEW         62913F201     2046   200000 SH       SOLE                   200000
NUANCE COMMUNICATIONS INC      COM              67020Y100     3573   150000 SH       SOLE                   150000
QIHOO 360 TECHNOLOGY CO LTD    ADS              74734M109     1729   100000 SH       SOLE                   100000
REACHLOCAL INC                 COM              75525F104     3495   317715 SH       SOLE                   317715
RESEARCH IN MOTION LTD         COM              760975102     1844   249500 SH       SOLE                   249500
SHUTTERFLY INC                 COM              82568P304     3069   100000 SH       SOLE                   100000
SINA CORP                      ORD              G81477104     1813    35000 SH       SOLE                    35000
SIX FLAGS ENTMT CORP NEW       COM              83001A102     4064    75000 SH       SOLE                    75000
TELENAV INC                    COM              879455103      613   100000 SH       SOLE                   100000
TUDOU HLDGS LTD                SPONSORED ADS    89903T107     6590   196600 SH       SOLE                   196600
TW TELECOM INC                 COM              87311L104     2143    83500 SH       SOLE                    83500
UNWIRED PLANET INC NEW         COM              91531F103     1185   515000 SH       SOLE                   515000
VANCEINFO TECHNOLOGIES INC     ADR              921564100     2466   257419 SH       SOLE                   257419
VERINT SYS INC                 COM              92343X100     3426   116100 SH       SOLE                   116100
VIRGIN MEDIA INC               COM              92769L101     2000    82000 SH       SOLE                    82000
WEBMD HEALTH CORP              COM              94770V102     2256   110000 SH       SOLE                   110000
ZYNGA INC                      CL A             98986T108      408    75000 SH       SOLE                    75000